Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	$ 95,783	$ 110,967
Allowance for doubtful accounts	(21,190)	(25,348)
Accounts receivable, net	$ 74,593	$ 85,619